Income Taxes (Details) - Schedule of Deferred Tax Assets - USD ($)	Dec. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Deferred tax assets:
Net operating loss carryforwards	$ 2,559,749	$ 3,238,595	$ 599,075
Charitable Contributions		1,483
Section 174 Capitalization	418,028	406,010	51,017
Property and equipment			505
Gross deferred tax assets	2,977,777	3,646,087	650,597
Valuation allowance	(2,523,225)	(1,592,835)	(524,891)
Net deferred tax assets	454,552	2,053,252	125,706
Deferred tax liabilities
Property and equipment	(6,285)	(946)
Intangibles	(448,267)	(2,052,306)	(125,706)
Gross deferred tax liabilities	(454,552)	(2,053,252)	(125,706)
Net deferred tax liabilities	(454,552)	(2,053,252)	(125,706)
Net deferred taxes